UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/03

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    P.J. Schmidt Investment Management, Inc.
Address: W62 N570 Washington Avenue

         Cedarburg, WI 53012

13F File Number:28-5266

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Phillip J. Schmidt
Title:    President
Phone:    (262) 377-0484
Signature, Place, and Date of Signing:

    Phillip J. Schmidt  Cedarburg, WI   October 17, 2003


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:      71

Form 13F Information Table Entry Total:       $137,173,000


List of Other Included Managers:

NONE


								FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Abbott Labs                    COM              002824100     1902    44695 SH       SOLE                                      44695
Adobe Systems Inc              COM              00724f101      510    12950 SH       SOLE                                      12950
Amgen Inc                      COM              031162100      402     6232 SH       SOLE                                       6232
Anglogold Ltd                  COM              023120108      985    26115 SH       SOLE                                      26115
Assoc Banc-Corp                COM              045487105     1811    47784 SH       SOLE                                      47784
Avery Dennison                 COM              053611109      617    12206 SH       SOLE                                      12206
BP PLC - frmly BP Amoco PLC    COM              055622104     4614   109592 SH       SOLE                                     109592
Bank One Corp                  COM              059438101      599    15494 SH       SOLE                                      15494
BellSouth Corp                 COM              079860102      335    14133 SH       SOLE                                      14133
Bristol Myers Squibb           COM              110122108     1679    65425 SH       SOLE                                      65425
CVS Corp                       COM              585745102     1694    54531 SH       SOLE                                      54531
Cardinal Health                COM              14149Y108      622    10651 SH       SOLE                                      10651
ChevronTexaco Corp             COM              166764100     2863    40071 SH       SOLE                                      40071
Cisco Systems                  COM              17275R102     2814   143660 SH       SOLE                                     143660
Citigroup Inc                  COM              172967101     2325    51078 SH       SOLE                                      51078
Computer Sciences              COM              205363104      227     6050 SH       SOLE                                       6050
ConocoPhillips - 9/02 frmly Ph COM              20825c104     2679    48926 SH       SOLE                                      48926
Consolidated Energy            COM              20854p109      439    23607 SH       SOLE                                      23607
Developers Diversified Rlty    COM              251591103      847    28350 SH       SOLE                                      28350
Dominion Resources             COM              25746u109     2977    48097 SH       SOLE                                      48097
Duke Realty Corp               COM              264411505     1426    48846 SH       SOLE                                      48846
Eli Lilly & Co Com             COM              532457108      469     7900 SH       SOLE                                       7900
Emerson Elec                   COM              291011104     2456    46641 SH       SOLE                                      46641
Exxon Mobil Corp               COM              30231g102     5082   138843 SH       SOLE                                     138843
First American Bankshares      COM                             688     1600 SH       SOLE                                       1600
Gannett Inc                    COM              364730101     2491    32115 SH       SOLE                                      32115
General Electric               COM              369604103     6551   219762 SH       SOLE                                     219762
General Mills                  COM              370334104     2711    57585 SH       SOLE                                      57585
Genuine Parts                  COM              372460105      635    19867 SH       SOLE                                      19867
Goldcorp Inc                   COM              380956409      246    17590 SH       SOLE                                      17590
Health Care Realty Tr.         COM              421946104     4434   138635 SH       SOLE                                     138635
Heinz H.J. Co                  COM              423074103      595    17350 SH       SOLE                                      17350
Home Depot                     COM              437076102      744    23355 SH       SOLE                                      23355
IBM Corp                       COM              459200101     2551    28885 SH       SOLE                                      28885
Illinois Tool Works            COM              452308109     1182    17833 SH       SOLE                                      17833
Intel Corp                     COM              458140100     3890   141339 SH       SOLE                                     141339
Johnson&Johnson                COM              478160104     5357   108170 SH       SOLE                                     108170
Kimberly Clark                 COM              494368103      380     7400 SH       SOLE                                       7400
Kraft Foods Inc Cl A           COM              50075n104      861    29190 SH       SOLE                                      29190
Liberty Property               COM              531172104     4483   121230 SH       SOLE                                     121230
Marshall & Ilsley              COM              571834100     3676   116624 SH       SOLE                                     116624
Masco Corp                     COM              574599106     1997    81575 SH       SOLE                                      81575
McDonald's Corp                COM              580135101      318    13496 SH       SOLE                                      13496
McGraw-Hill                    COM              580645109      432     6954 SH       SOLE                                       6954
Merck & Co                     COM              589331107     2459    48585 SH       SOLE                                      48585
Microsoft Corp                 COM              594918104     2010    72306 SH       SOLE                                      72306
Modine Mfg Co                  COM              607828100      392    16400 SH       SOLE                                      16400
Newmont Mining Corp            COM              802176107     1400    35805 SH       SOLE                                      35805
Nokia Corp Spons ADR           COM              654902204      441    28300 SH       SOLE                                      28300
Northern Border Partners L P   COM              664785102     3220    74180 SH       SOLE                                      74180
Northern States Financial Corp COM              665751103      266     9250 SH       SOLE                                       9250
Penn VA Resources              COM              707884102      753    25200 SH       SOLE                                      25200
Pepsico, Inc.                  COM              713448108     2929    63903 SH       SOLE                                      63903
Pfizer Inc                     COM              717081103     4434   145955 SH       SOLE                                     145955
Plum Creek Timber Co. Inc.     COM              729251108     2310    90820 SH       SOLE                                      90820
Procter & Gamble               COM              742718109     1742    18767 SH       SOLE                                      18767
Royal Dutch Petro              COM              780257705     1909    43200 SH       SOLE                                      43200
SBC Commun Inc.                COM              78387G103     1021    45870 SH       SOLE                                      45870
Schlumberger                   COM              806857108     2136    44135 SH       SOLE                                      44135
Suncor Energy Inc              COM              867229106     2165   116718 SH       SOLE                                     116718
Symantec Corporation           COM                             221     3500 SH       SOLE                                       3500
Sysco Corp                     COM              871829107     4574   139845 SH       SOLE                                     139845
Tribune Co                     COM              896047107     1989    43343 SH       SOLE                                      43343
U.S. Bancorp                   COM              902973304     3256   135735 SH       SOLE                                     135735
Union Pacific                  COM              907818108      208     3580 SH       SOLE                                       3580
Verizon Comm. (Frmly GTE & Bel COM              92343v104     2776    85584 SH       SOLE                                      85584
Vodafone Group PLC             COM              92857w100      243    12005 SH       SOLE                                      12005
Wal Mart Stores                COM              931142103     1298    23237 SH       SOLE                                      23237
Walgreen Co                    COM              931422109     4006   130746 SH       SOLE                                     130746
Wells Fargo                    COM              949746101     2901    56325 SH       SOLE                                      56325
Wyeth - frmly Amer Home Prod   COM              983024100     1520    32965 SH       SOLE                                      32965